BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES	12 Months Ended
Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES

NOTE 27 - BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES

a)  Controlling Company

On January 1, 2018, Cablevisión was merged with and into Telecom Argentina (surviving entity), which was approved by the CNV (and registered in the IGJ under No. 16,345, Book 91, Tome “Corporations”). Since such date, CVH is the controlling company of Telecom, holding directly and indirectly 28.16% of the total capital stock of the Company as of December 31, 2020. Additionally, and as mentioned below, both VLG S.A.U. and Fintech Telecom, LLC, contributed to the Voting Trust (see below), shares representing 10.92% of the total capital of the Company so the shares subject to such agreement represent 21.84% of the total capital of the Company (the “Shares in Trust”).

As informed in the Voting Trust Agreement, the trustee appointed by CVH must vote the Shares in Trust as instructed or voted by CVH with respect to all issues except in respect of certain matters subject to veto under the Shareholders´ Agreement.

Shareholders’ Agreement: Fintech - CVH

On July 7, 2017 CVH, VLG, Fintech Media LLC (merged to date with Fintech Telecom LLC), Fintech Advisory Inc., GC Dominio S.A. (all of them direct or indirect shareholders of Cablevisión S.A.) and Fintech Telecom LLC (direct or indirect shareholder of Telecom Argentina) entered into a shareholders’ agreement that governs the exercise of their rights as shareholders of the Company. The Shareholders´ Agreement establishes basically:

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the representation in the corporate bodies, provided that subject to the fulfillment of certain conditions and as long as CVH holds a certain percentage of Telecom Shares, CVH shall be entitled to designate the majority of the directors, members of the Executive Committee, Audit Committee, Supervisory Committee, CEO and any other Key Employee (other than the CFO and the Internal Auditor). CVH shall also be entitled to nominate the Chairman of the Board of Directors and Fintech to nominate de Vice chairman of the Board of Directors.

•

a scheme of supermajorities and required votes for the approval by the Shareholders´ Meetings or Board of Directors´ Meetings, respectively, of certain matters such as: i) the approval of the Business Plan and the Annual Budget of Telecom Argentina; ii) amendments of the bylaws, iii) changes in Independent Auditors, iv) the creation of committees of the Board of Directors, v) hiring of Key Employees as defined in the Shareholders´ Agreement (Key employees will be proposed by CVH, except for the CFO and the internal auditor); vi) merger of Telecom or any other controlled entity, vii) acquisitions of certain assets, viii) sale of certain assets, ix) capital increases; x) incurrence of indebtedness over certain limits, xi) capital investments not contemplated in the Business Plan and the Annual Budget above certain amounts; xii) related party transactions, xiii) contracts that may impose restrictions to the distribution of dividends; xiv) new lines of business or discontinuing existing lines of business; xv) contracting for significant amounts not contemplated in the Business Plan and the Annual Budget, among others.

Voting trust pursuant to the Shareholders’ Agreement between Fintech and CVH

In accordance with the Shareholders´ Agreement, on April 15, 2019, a Voting Trust Agreement (the "Trust Agreement") was regularized, under which Fintech Telecom LLC and VLG S.A.U. (i) each contributed with 235,177,350 shares of Telecom in a voting trust (the "Voting Trust") which, when added to the shares that CVH holds (directly and indirectly) in Telecom, exceed fifty percent  (50%) of the outstanding shares, and (ii) CVH and Fintech Telecom LLC each appointed a co-trustee. The shares contributed to the Voting Trust will be voted by the co-trustee of CVH in accordance with the vote of CVH or following the instructions of CVH, except in respect of certain matters subject to veto under the Shareholders´ Agreement, in which case will be voted by the co-trustee of Fintech Telecom LLC in accordance with the vote of Fintech Telecom LLC or following the instructions of Fintech Telecom LLC.

Public Tender Offer due to change of control

On June 21, 2018, CVH informed the Company that it was promoting and formulating a mandatory public tender  offer due to a change of control (“PTO”) for all Class B Shares issued by Telecom Argentina listed on BYMA (including outstanding Class C Shares of Telecom Argentina that might be converted into Class B Shares before the expiration deadline) (the “PTO Shares”) at a price of $110.85 Argentine pesos per PTO Share (previously deducting the items detailed in the OPA announcement).

Pursuant to public releases published by CVH, as part of the administrative process to authorize the PTO, the CNV expressed its disagreement with the price announced by CVH, and took the position that the price per PTO Share should be US$4.8658 payable in Argentine pesos at the foreign exchange rate in effect on the business day immediate prior to the settlement of the PTO. CVH considered the CNV’s position unfounded and initiated the legal proceeding "Cablevisión Holding S.A. c/ Comisión Nacional de Valores s/ Medidas Cautelares" (File. No. 7998/18) in the Federal Civil and Commercial Court No. 3. On November 1, 2018, the Federal Civil and Commercial Court No. 3 confirmed a preliminary injunction obtained by CVH and ordered the CNV to abstain for six months from issuing any decision with respect to the authorization of the PTO promoted by CVH on June 21, 2018.

On June 10, 2019 CVH informed Telecom that on such date CVH was served with notice of a preliminary injunction rendered on May 9, 2019 in the case “Burgueño Daniel v. Executive Branch - CNV on (Autonomous) Preliminary Injunction” (File No. 89537/18) pending before the Court of Appeals on Administrative Litigation Matters No. 1, Secretariat No. 1, suspending the process relating to the PTO, until the CNV resolves on the applicability of Resolution No. 779/18 or the expiration of the term contemplated in section 5 of Law No. 26,854 governing injunctions. This preliminary injunction was extended by several succeeding court decisions, being the last one the court decision rendered on May 15, 2020, which extended the mentioned preliminary injunction for six months.

On July 6, 2020 CVH informed Telecom that on such date CVH was served with notice of a decision rendered on July 3, 2020 by the Chamber V of the Federal Court of Appeals on Administrative Litigation Matters in re “Burgueño Daniel v. Executive Branch - CNV on (Autonomous) Preliminary Injunction” (File No. 89537/18), whereby said Court decided to interrupt the judicial recess period only to consider the appeal filed by the CNV on May 26, 2020, dismiss such appeal and, consequently, confirm the extension of the preliminary injunction granted thereunder.

On the other hand, on July 19, 2019, CVH was served with notice of a resolution rendered on the same date by the Chamber I of the Federal Civil and Commercial Court of Appeals in re “Cablevisión Holding S.A. v. Argentine Securities Commission on Injunctions” (File No. 7998/18), lifting the preliminary injunction granted to CVH whereby the CNV was ordered to abstain from issuing any decision with respect to the authorization of the PTO. The resolution also provided that an appeal by CVH to CNV’s decision with respect to the PTO would have a suspensive effect. CVH filed a federal extraordinary proceeding against the Federal Civil and Commercial Court of Appeal’s decision, which was dismissed on December 26, 2019. However, as explained above, the PTO remained at the time subject to the preliminary injunction obtained by a shareholder of CVH – Daniel Burgueño – in the separate legal proceedings mentioned in the previous paragraphs.

On November 26, 2019, CVH was served with a notice of a proceeding initiated by a shareholder of CVH, Mr. Daniel Burgueño, in re “Burgueño, Daniel Fernando v. EN-CNV s/ Proceso de Conocimiento” (File No. 33763/19), pending before the National First Instance Court on Federal Administrative Litigation Matters No. 1, Secretariat No. 1. Mr. Burgueño seeks the court to rule that CVH is not required to conduct the PTO as a result of the change of control in Telecom in light of paragraph k) of Section 32 of Resolution CNV No. 779/18, regulating Law No. 26,831 (as amended by Law No. 27,440).

On December 27, 2019, CVH informed Telecom that on such date CVH was served with notice of the first instance court’s decision in re “Burgueño, Daniel Fernando v. EN-CNV s/ Proceso de Conocimiento” (File No. 33763/19) ruling in favor of the complaint brought by Mr. Burgueño, confirming that CVH’s does not have the obligation to conduct the PTO according to Resolution CNV No. 779/18, specifically Section 32, paragraph k), and ordering the CNV to deem the proceedings initiated in connection with the PTO concluded, and also ordered CVH to cease with the PTO.

On September 8, 2020 CVH informed Telecom that on such date CVH was served with notice of a decision rendered by the Chamber V of the Federal Court of Appeals on Administrative Litigation Matters in re “Burgueño Daniel Fernando v. EN - CNV s/ Proceso de Conocimiento” (File. No. 33763/19), rejecting the appeal filed by the CNV of the decision rendered by the court of first instance mentioned in the prior paragraph.

Finally, on October 29, 2020, CVH informed Telecom that on such date CVH was served with notice of the judgment of Chamber V of the Federal Court of Appeals on Administrative Litigation Matters issued in re “Burgueño Daniel Fernando v. EN - CNV s/ Proceso de Conocimiento” (File. No. 33763/19) dismissing the extraordinary appeal filed by the CNV against the first instance judgment rendered on September 8, 2020 mentioned in the prior paragraph.

As of the date of these consolidated financial statements, the decision rendered by Chamber V of Federal Court of Appeals on Administrative Litigation Matters issued on September 8, 2020 in re “Burgueño Daniel Fernando v. EN - CNV s/ Proceso de Conocimiento” (File. No. 33763/19) is not final, since the CNV can still initiate further appeal directly before the Supreme Court of Justice.

b)  Related Parties

For the purposes of these consolidated financial statements, related parties are those individuals or legal entities which are related to Telecom in terms of IAS 24.

c)  Balances with Companies under section 33 - Law No. 19,550 and Related Parties

•	Companies under section 33 - Law No. 19,550 – Associates

CURRENT ASSETS	As of December 31,
Trade receivables	2020	2019
Ver TV	2	—
	2	—
Other receivables
La Capital Cable	105	49
TSMA	3	30
Ver TV	10	78
	118	157
CURRENT LIABILITIES
Other liabilities
Televisora Privada del Oeste S.A.	3	3
	3	3

•	Related parties

CURRENT ASSETS	As of December 31,
Trade receivables	2020	2019
Other Related parties	163	186
	163	186
Other receivables
Other related parties	32	—
	32	—
CURRENT LIABILITIES
Trade payables
Other Related parties	913	1,200
	913	1,200

d)  Transactions with Companies under section 33 - Law No. 19,550 and related parties

•      Companies under section 33 - Law No. 19,550– Associates

	Transaction	Years ended December 31,
		2020	2019	2018
		Profit (loss)
		Revenues
La Capital Cable	Services revenues and other revenues	44	68	101
Ver TV	Services revenues	1	—	—
		45	68	101
		Operating costs
La Capital Cable	Fees for services	(53)	(53)	(50)
		(53)	(53)	(50)
		Financial results
Ver TV	Interests	33	—	—
La Capital Cable	Interests	15	—	—
		48	—	—

•	Related Parties

	Transaction	Years ended December 31,
		2020	2019	2018
		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	212	225	260
		212	225	260
		Operating costs
Other Related parties	Programming costs	(3,178)	(3,320)	(3,374)
Other Related parties	Editing and distribution of magazines	(751)	(946)	(1,168)
Other Related parties	Advisory services	(481)	(457)	(493)
Other Related parties	Advertising purchases	(495)	(636)	(837)
Other Related parties	Other purchases and commissions	(153)	(117)	(229)
		(5,058)	(5,476)	(6,101)

The transactions discussed above were made on terms no less favorable to Telecom than would have been obtained from unaffiliated third parties. When Telecom's transactions represented more than 1% of its total shareholders’ equity, they were approved according to Law No. 26,831, the Bylaws and the Executive Committees’ Faculties and Performance Regulation.

e)  Key Managers

Compensation for Directors and Key Managers includes fixed and variable compensation, retention plans, social security contribution, and, in some cases, accrued severance compensation. Compensation for Directors and Key Managers of Telecom Argentina for the years ended December 31, 2020, 2019 and 2018 amounted to $1,454,  $800 and $324, respectively (in current currency of the transaction date), and were recorded as expenses under the line item “Employee benefits expenses and severance payments”. As of December 31, 2020, an amount of $1,132 remained unpaid.

Telecom Argentina has recorded a provision of $86, $110 and $83 for the fees of its Board of Directors’ members for the year ended December 31, 2020, 2019 and 2018, respectively (in current currency of the transaction date).

The members and alternate members of the Board of Directors do not hold executive positions in the Company or Company’s subsidiaries.

f)  Amendment of the Telecom Argentina’s Bylaws

The Extraordinary General Meeting and the Special Meetings of the Class “A” and Class “D” Shares held on October 10, 2019 approved the amendment of sections 4, 5 and 6 of the Bylaws, so that the shares Class "A" and Class "D", currently book-entry, may be represented in a cardboard or in book-entry form, as determined by a special meeting of Class "A" or Class "D" shares. The delegation of powers to the Board of Directors was approved to determine the time, terms and condition of issuance of the securities representing the cardboard shares, in the event that this was resolved in the future by the respective Special Meetings of Class “A” and Class "D" shares.

Afterwards, General Extraordinary Shareholders' Meeting and Class "A" and Class "D" Shares Special Shareholders' Meetings held on December 11, 2020 approved the amendment of section 10 of the Company´s Bylaws so as to establish a minimum prior notice for any call to Board Meetings of 5 calendar days, except in the event of urgency, in which case the Meeting may be called with a prior notice of 1 day, and to establish new notification procedures to calls for such Meetings.

As of the date of this consolidated financial statements, the registration of both amendments in the IGJ is still pending.